Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES:
Net loss	$ (1,049,360)	$ (2,754,390)	$ (8,475,313)	$ (10,323,992)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	21,849	20,535	37,984	36,723
Loss on disposal of property, plant, and equipment		9,428	10,002
Amortization expense of intangible assets	146,000	146,000	292,000	292,000
Noncash lease expense	43,121
Stock based compensation	114,012	1,203,903	4,746,605	6,602,806
Amortization expense of debt discount				1,409,790
Gain on derivative liability				(1,831,635)
Loss on debt extinguishment				681,988
Loss on inventory obsolescence			565,406	6,366
Changes in operating assets and liabilities:
Accounts receivable	(1,354,994)	110,065	92,065	283,935
Inventory	(1,151,740)	65,830	118,366	(538,178)
Prepaid expenses and other current assets	(104,145)	37,445	13,395	17,606
Operating lease obligations	(42,373)
Accounts payable and accrued expense	(88,248)	(84,341)	279,665	(88,563)
Due from related party		1,685	(67,906)	125,132
Net cash used in operating activities	(3,465,878)	(1,243,840)	(2,387,731)	(3,326,022)
INVESTING ACTIVITIES:
Cash received from sale of vehicle		60,000	60,000
Cash paid on fixed assets	(98,465)	(1,930)	(5,279)	(73,817)
Net cash provided by (used) in investing activities	(98,465)	58,070	54,721	(73,817)
FINANCING ACTIVITIES:
Proceeds from sale of common stock	1,957,750		2,000,000
Proceeds from related party convertible note payable		500,000	1,000,000	1,000,000
Proceeds from bank line of credit		500,000	1,000,000	1,000,000
Proceeds from related party promissory note			100,000
Repayment of related party promissory note			(100,000)
Net cash provided by financing activities	1,957,750	1,000,000	4,000,000	2,000,000
NET INCREASE IN CASH	(1,606,593)	(185,770)	1,666,990	(1,399,839)
CASH, beginning of period	2,282,365	615,375	615,375	2,015,214
CASH, end of period	675,772	429,605	2,282,365	615,375
Noncash investing and financing activities
ROU assets and operating lease obligations recognized	189,763
Conversion of 2016 related party convertible notes payable			3,088,705
Conversion of 2017 related party convertible note payable			2,015,370
Conversion of Series A preferred stock to common stock				25
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	66,190	144,347	$ 407,096	$ 86,750
Income taxes